Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash	$ 84,038	$ 30,887
Trade receivables	714	701
Other assets	2,199	4,512
Short-term prepaid deposits	6,393	12,921
Taxes receivable		12,142
Digital assets	31,870	4,635
Digital assets - pledged as collateral	2,101	2,070
Derivative assets	1,281
Assets held for sale	1,388	1,220
Total current assets	129,984	69,088
Non-current
Property, plant and equipment	186,012	219,428
Right-of-use assets	14,315	16,364
Long-term deposits, equipment prepayments and other	44,714	38,185
Intangible assets	3,700	33
Goodwill
Deferred tax asset
Total assets	378,725	343,098
Current
Trade payables and accrued liabilities	20,739	20,541
Current portion of long-term debt	4,022	43,054
Current portion of lease liabilities	2,857	3,649
Credit facility
Taxes payable	1,110
Warrant liabilities	40,426	169
Total current liabilities	69,154	67,413
Non-current
Long-term debt		4,093
Lease liabilities	12,993	14,215
Asset retirement provision	1,816	1,979
Deferred tax liability
Total liabilities	83,963	87,700
Shareholders’ equity
Share capital	535,009	404,934
Contributed surplus	56,622	47,653
Revaluation surplus	2,941
Accumulated deficit	(299,810)	(197,189)
Total equity	294,762	255,398
Total liabilities and equity	$ 378,725	$ 343,098